ACCOUNTS RECEIVABLE	9 Months Ended
Sep. 30, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE

6. ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	September 30, 2021	December 31, 2020
Trade receivables	$99,662	$118,557
Less: allowance for doubtful accounts	(1,439)	(1,722)
Total	$98,223	$116,835

Trade receivables relate to the sale of services, for which credit is extended based on the Company’s evaluation of the customer’s creditworthiness. The gross contractual amounts of trade receivables at September 30, 2021 and December 31, 2020 were $99.7 million and $118.6 million, respectively. The movement in the allowance for doubtful accounts is as follows (in US$ thousands):

	Quarter ended		Year-to-date period ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020

Allowance for doubtful accounts at beginning of period	$(1,655)	$(2,365)	$(1,722)	$(1,843)
(Increase) decrease to allowance for the period	216	233	(70)	259
(Recovery) write-off of doubtful accounts	-	182	353	343
Non-cash reclass of allowance for doubtful accounts from unbilled revenue to accounts receivable	-	(45)	-	(754)
Allowance for doubtful accounts at end of period	$(1,439)	$(1,995)	$(1,439)	$(1,995)